Accounts Receivable, net (Details) - USD ($)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Schedule of accounts receivable net, current
Accounts receivable	$ 3,645,675	$ 2,901,672	$ 1,350,705
Less allowance for bad debts	(8,378)	(8,364)	(2,878)
Accounts receivable	3,637,297	2,893,308	1,347,827
Current portion	3,412,297	2,443,308	$ 1,347,827
Long-term portion	$ 225,000	$ 450,000